                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-116026
                                                                 811-08369



                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                               SUPPLEMENT TO THE
           SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS (F-3432-PRO)
                                      AND
         SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS (F-3017-PRO)
                              DATED APRIL 29, 2005
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The following replaces the paragraph "HOW CAN I ELECT THE FEATURE?" under the
Seasons Promise Feature in the prospectus:

You may only elect this feature at the time your contract is issued. You can elect this feature on your contract application. You cannot elect the feature if you are age 81 or older at the time of contract issue. The effective date for this feature will be your contract issue date. Seasons Promise is not available if you elect Seasons Income Rewards feature. See SEASONS INCOME REWARDS above.







Date: August 1, 2005



                Please keep this Supplement with your Prospectus.

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